RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2016
Balances With Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Parties
	March 31,	December 31,
	2016	2015
	Unaudited
Assets:

Trade receivables	$95	$2

Liabilities:

Trade payables	$162	$184
Other account payables and accrued expenses	$16	$16
Advance from customer	$12,459	$-

Transactions With Related Parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Parties
	Three months ended March 31,
	2016	2015
	Unaudited

Revenues	$5,751	$62

Expenses:
Cost of sales	$36	$10

Operating expenses:
Research and development, net	$37	$64
Sales and marketing, net	$30	$29
General and administrative	$41	$16